Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based compensation
Schedule of share-based compensation expenses

	For the year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Cost of revenues	71,983	82,243	98,168
Fulfillment	418,895	440,167	646,331
Marketing	190,499	258,860	346,952
Research and development	1,162,579	1,340,317	1,400,067
General and administrative	1,816,033	1,573,368	1,664,415

Total	3,659,989	3,694,955	4,155,933

Service-based | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2017	106,045,892	13.77
Granted	40,383,436	18.95
Vested	(16,137,554)	12.47
Forfeited or cancelled	(11,795,682)	15.16

Unvested as of December 31, 2018	118,496,092	15.58

Granted	33,202,744	14.29
Vested	(20,423,568)	14.96
Forfeited or cancelled	(30,444,064)	15.36

Unvested as of December 31, 2019	100,831,204	15.35

Granted	42,621,084	26.44
Vested	(20,632,596)	15.25
Forfeited or cancelled	(14,550,450)	16.13

Unvested as of December 31, 2020	108,269,242	19.62

Schedule of service-based share options activity

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$’000
Outstanding as of December 31, 2017	17,110,108	6.49	6.2	243,327
Exercised	(1,077,036)	5.23
Forfeited or cancelled	(285,336)	7.68
Expired	—

Outstanding as of December 31, 2018	15,747,736	6.55	5.3	72,658

Exercised	(3,299,962)	5.72
Forfeited or cancelled	(2,223,650)	8.52
Expired	—

Outstanding as of December 31, 2019	10,224,124	6.39	4.3	114,720

Granted	—
Exercised	(5,073,294)	6.23
Forfeited or cancelled	(243,770)	10.24
Expired	—

Outstanding as of December 31, 2020	4,907,060	6.38	3.0	184,380

Vested and expected to vest as of December 31, 2020	4,833,518	6.28	2.9	182,098
Exercisable as of December 31, 2020	4,539,348	5.85	2.7	172,970

Performance-based | Employee and non-employee
Share-based compensation
Schedule of RSUs activity

	Number of RSUs	Weighted-Average Grant-Date Fair Value
		US$
Unvested as of December 31, 2017	213,486	6.33
Granted	—	—
Vested	(103,788)	6.33
Forfeited or cancelled	(30,152)	6.33

Unvested as of December 31, 2018	79,546	6.33

Granted	—	—
Vested	(39,772)	6.33
Forfeited or cancelled	(19,888)	6.33

Unvested as of December 31, 2019	19,886	6.33

Granted	—	—
Vested	(9,942)	6.33
Forfeited or cancelled	—	—

Unvested as of December 31, 2020	9,944	6.33